Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Feb. 23, 2023	Nov. 17, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions and Balances with Related Parties (Details) [Line Items]
Recognized expenses				$ 40	$ 208
Outstanding share capital, percentage			49.00%
Cash consideration	$ 2,500
Cooperation agreement amount			$ 26
Clearmind Medicine Inc [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Invested amount		$ 1,500
Exchange of common shares (in Shares)		7,692
Outstanding share capital, percentage		9.33%